EATON VANCE GROWTH TRUST

                                24 Federal Street
                                Boston, MA 02110







                                  CERTIFICATION


         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the "Registrant") (1933 Act File No. 002-22019) certifies (a) that the forms of prospectuses and statements of additional information dated January 1, 1997 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 65 ("Amendment No. 65") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 65 was filed electronically with the Commission (Accession No. 0000950156-96-000967) on December 20, 1996.

          EV Classic Greater China Growth Fund
          EV Classic Growth Fund
          EV Classic Information Age Fund
          EV Marathon Asian Small Companies Fund
          EV Marathon Gold & Natural Resources Fund
          EV Marathon Greater China Growth Fund
          EV Marathon Growth Fund
          EV Marathon Information Age Fund
          EV Traditional Asian Small Companies Fund
          EV Traditional Greater China Growth Fund
          EV Traditional Growth Fund
          EV Traditional Information Age Fund

                                       EATON VANCE GROWTH TRUST



                                        By:/s/ Eric G. Woodbury
                                            Eric G. Woodbury,
                                            Assistant Secretary

Date:  January 2, 1997